COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended	12 Months Ended
	Nov. 16, 2016 USD ($)	Sep. 30, 2016 USD ($) project	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Jul. 27, 2020 USD ($)	Nov. 16, 2016 CAD ($)	Aug. 31, 2016 CAD ($)	Nov. 30, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES
Committed capital purchases related to its share of long lead item procurement							$ 60,346,000
Committed capital purchase percentage			100.00%	100.00%
Cash consideration on sale of mining assets											$ 1,250,000
Additional contingent consideration											$ 12,000,000
Number of mining license certificates issued | project		4
Receivable on sale of mining assets		$ 10,000,000	$ 963,000,000			$ 16,000,000	$ 702,000,000
Contingent consideration, fair value		$ 10,000,000	0		$ 0			$ 10,000,000	$ 0	$ 0
Interest as per agreement (as a percent)	5.00%					6.50%
Repayments installment to be received as per extension agreement	$ 100,000
Proceeds from legal settlement				$ 3,497,000	3,900,000
Gain on recognition of proceeds			4,879,000		$ 5,256,000
Outstanding letters of credit for reclamation obligations			$ 28,478,000
Bottom of Range
COMMITMENTS AND CONTINGENCIES
Capital commitments procurement period			3 months	3 months
Top of Range
COMMITMENTS AND CONTINGENCIES
Capital commitments procurement period			24 months	24 months